UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549



                                    Form 13F



                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 2009-03-31



Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:    Agamas Capital Management, L.P.

Address: 825 Third Avenue, 35th Floor



         New York, NY 10022



13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:      George Roeck

Title:     Chief Financial Officer

Phone:     212-380-5739



Signature, Place, and Date of Signing:



     George Roeck     New York, NY 10022     Apr 23, 2009





Report Type (Check only one.):



[ X]         13F HOLDINGS REPORT.



[  ]         13F NOTICE.



[  ]         13F COMBINATION REPORT.











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                              FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:         0



Form13F Information Table Entry Total:     8



Form13F Information Table Value Total:     $26414.5375 (thousands)





List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE





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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY

NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE

------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

RECKSON OPER PARTNERSHIP L P DEB   4.000% 6/1                 75621LAJ3     1928  2250000 PRN N/A  SOLE               0  2250000


TRICO MARINE SERVICES INC NOTE  3.000% 1/1                 896106AQ4     7035  9000000 PRN N/A  SOLE               0  9000000


SCHOOL SPECIALTY INC NOTE  3.750% 8/0                 807863AE5     3068  3000000 PRN N/A  SOLE               0  3000000        0


NRG ENERGY INC COM NEW         PUT              629377958   238.71      876 SH  PUT  SOLE               0      876        0        0


GENERAL MTRS CORP COM          PUT              370442955 1717.125     2410 SH  PUT  SOLE               0     2410        0        0


GENERAL MTRS CORP COM          PUT              370442955 10561.7025    11449 SH  PUT  SOLE               0    11449        0


GENERAL MTRS CORP COM          PUT              370442955      964      400 SH  PUT  SOLE               0      400        0        0


NATIONAL CITY CORP NOTE  4.000% 2/0                 635405AW3      902  1000000 PRN N/A  SOLE               0  1000000        0



